Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Balance Sheet

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	728,885	-

Lease liabilities – current	480,813	-
Lease liabilities – non-current	248,072	-
Total operating lease liabilities	728,885	-

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	461,070	118,320

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for the operating lease for the years of June 30, 2022, 2023 and 2024 were as follows:

	For the years ended June 30,
	2022	2023	2024
Weighted average remaining lease term (years)	2.5	1.50	-
Weighted average discount rate	4.20%	4.20%	-

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

For the years ended June 30, 2022, 2023 and 2024, the lease expenses were as follows:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expense	504,000	504,000	126,000
Short-term rental expenses	-	-	11,314